Stock-Based Awards - Assumptions Related to Valuation of Company's LTIP/Stock Options (Detail)	12 Months Ended
	Feb. 23, 2013 2013 LTIP [Member]	Feb. 23, 2013 Minimum [Member]	Feb. 25, 2012 Minimum [Member] 2012 LTIP [Member]	Feb. 23, 2013 Maximum [Member]	Feb. 25, 2012 Maximum [Member] 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	4.10%	1.00%	0.00%	2.10%	4.60%
Volatility rate	45.80%	42.30%	47.00%	61.20%	51.60%
Risk-free interest rate	0.40%	0.40%	0.20%	0.60%	1.20%
Expected life	3 years	4 years 6 months	1 year 2 months 12 days	6 years	3 years 1 month 6 days